Goodwill and Intangible Assets - Summary of Movement in Goodwill Balance (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Reconciliation of changes in goodwill [abstract]
Balance at the beginning of the year		₨ 246,989		₨ 139,127
Translation adjustment		20,335		5,293
Acquisition through business combinations* (Refer to Note 7)	[1]	40,687		102,569
Disposals (Refer to Note 37)		(41)		0
Balance at the end of the year		₨ 307,970	$ 3,747	₨ 246,989

[1]	Acquisition through business combinations for the years ended March 31, 2022 and 2023 is after considering the impact of ₹ 116 and ₹ 57 towards measurement period changes in the purchase price allocation of acquisitions made during the year ended March 31, 2021 and 2022, respectively.